Intangible assets and property, plant and equipment	12 Months Ended
Dec. 31, 2021
Intangible assets and property, plant and equipment
Intangible assets and property, plant and equipment

10. Intangible assets and property, plant and equipment

Intangible assets

	December 31,
	2021	2020

	(€ in thousands)
Software	565	806
Licenses	31	56
Prepayments made on intangible assets	282	281
Total	878	1,143

In 2021, prepayments amounting to kEUR 30 related to capitalized customizing cost in connection with our ERP system have been transferred to software as the project has been completed. The decrease related to software is related to the scheduled amortization partially offset by additions.

Property, plant and equipment

	December 31,
	2021	2020

	(€ in thousands)
Land, buildings and leasehold improvements	18,048	18,698
Plant and machinery	4,329	3,982
Other facilities, factory and office equipment	894	1,039
Assets under construction and prepayments made	448	55
Total	23,719	23,774
Thereof pledged assets of Property, Plant and Equipment	12,261	13,069

The pledged assets consist of the new office building and the new production hall, which were completed in 2017, as well as five (in 2020: seven) 3D printers that serve as collateral for certain credit lines and loan agreements. In March 2020, voxeljet pledged land and facilities located in Friedberg, Germany in favor of the EIB.

Amounts added to plant and machinery relating to self-constructed 3D printers are considered non-cash transactions, which totaled to kEUR 1,896 and kEUR 516 in the years ended December 31, 2021 and 2020, respectively.

The following table presents the composition of, and annual movement in, intangible assets and property, plant and equipment for the years 2021 and 2020, respectively:

2021

	(€ in thousands)
	Acquisition and manufacturing cost						Accumulated depreciation and amortization					Carrying amount
	01/01/2021	Additions	Disposals	Transfer	FX	12/31/2021	01/01/2021	Current year	Disposals	FX	12/31/2021	12/31/2021
Intangible assets
Software	2,046	45	(61)	30	4	2,064	1,240	317	(61)	3	1,499	565
Licenses	245	--	--	--	--	245	189	25	--	--	214	31
Prepayments made on intangible assets	281	31	--	(30)	--	282	--	--	--	--	--	282
Total	2,572	76	(61)	--	4	2,591	1,429	342	(61)	3	1,713	878
Property, plant and equipment
Land, buildings and leasehold improvements	22,463	7	(65)	59	479	22,943	3,765	984	--	146	4,895	18,048
Plant and machinery	9,660	2,327	(3,063)	--	434	9,358	5,678	1,332	(2,222)	241	5,029	4,329
Other facilities, factory and office equipment	3,976	295	(148)	--	65	4,188	2,937	442	(133)	48	3,294	894
Assets under construction and prepayments made	55	448	(1)	(59)	5	448	--	--	--	--	--	448
Total	36,154	3,077	(3,277)	--	983	36,937	12,380	2,758	(2,355)	435	13,218	23,719

The office space leased out to a third party in Friedberg, Germany has been classified as an operating lease and the proportional leased asset based on office space amounting to kEUR 911 included in land, buildings and leasehold improvements.

2020

	(€ in thousands)
												Carrying
	Acquisition and manufacturing cost						Accumulated depreciation and amortization					amount
								Current
	01/01/2020	Additions	Disposals	Transfer	FX	12/31/2020	01/01/2020	year	Disposals	FX	12/31/2020	12/31/2020
Intangible assets
Software	1,551	69	(26)	454	(2)	2,046	940	327	(26)	(1)	1,240	806
Licenses	245	--	--	--	--	245	162	27	--	--	189	56
Prepayments made on intangible assets	662	89	(16)	(454)	--	281	--	--	--	--	--	281
Total	2,458	158	(42)	--	(2)	2,572	1,102	354	(26)	(1)	1,429	1,143
Property, plant and equipment											--	--
Land, buildings and leasehold improvements	22,885	13	(65)	--	(370)	22,463	2,840	1,001	(2)	(74)	3,765	18,698
Plant and machinery	14,032	752	(4,595)	--	(529)	9,660	8,253	1,551	(3,921)	(205)	5,678	3,982
Other facilities, factory and office equipment	4,142	189	(314)	--	(41)	3,976	2,683	536	(257)	(25)	2,937	1,039
Assets under construction and prepayments made	60	--	--	--	(5)	55	--	--	--	--	--	55
Total	41,119	954	(4,974)	--	(945)	36,154	13,776	3,088	(4,180)	(304)	12,380	23,774